Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,595,555)	$ (6,147,063)
Adjustment to reconcile net loss to cash used in operating activities:
Imputed interest	5,625	6,660
Additional shares issued for prior year software acquisition		2,218,722
Stock based compensation	1,057,291	145,003
Amortization		391,809
Impairment expense		685,666
Net change in:
Accounts receivable	1,935	(6,935)
Prepaid and other current assets	(87,211)	(6,820)
Accounts payable	388,769	614,986
Accrued expenses	18,025
Accrued expenses, related party	(100,123)	(279,916)
Deferred revenue	700,000
CASH FLOWS USED IN OPERATING ACTIVITIES	(2,611,244)	(2,377,888)
CASH FLOWS FROM INVESTING ACTIVITIES:
CASH FLOWS USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Reparyment of related party note	(221,990)
Proceeds from convertible notes	650,000
Proceeds from related party advances	72,000
Payment of related party advances	(72,000)
Proceeds from senior secured promissory notes, related party	643,000
Payment to senior secured promissory notes, related party	(99,485)
Proceeds from issuance of common shares	725,600	3,107,120
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	1,697,125	3,107,120
NET CHANGE IN CASH	(914,119)	729,232
Cash, beginning of period	1,129,935	400,703
Cash, end of period	215,816	1,129,935
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid on interest expense	42,526
Cash paid for income taxes
NON-CASH TRANSACTIONS
Expenses paid on the Company’s behalf	325,381	469,952
Deemed dividend	1,011,803
Reclassification of mezzanine equity		6,102,378
Contributed capital	$ 4,448	$ 351,459